Stock-Based Compensation (RSU Activity) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Shares
Outstanding at January 1, 2019 (in shares)	1,767,714	0
Granted (in shares)	283,801	1,795,209
Vested (in shares)	0	0
Forfeited (in shares)	(35,497)	(27,495)
Outstanding at December 31, 2019 (in shares)	2,016,018	1,767,714
Weighted Average Fair Value
Outstanding at January 1, 2019 (in dollars per share)	$ 7.11	$ 0
Granted (in dollars per share)	14.69	7.11
Vested (in dollars per share)		0
Forfeited (in dollars per share)	7.11	7.11
Outstanding at December 31, 2019 (in dollars per share)	$ 8.18	$ 7.11